Disocntinued Operation (Details) - Schedule of discontinued segment’s activity - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disocntinued Operation (Details) - Schedule of discontinued segment’s activity [Line Items]
Revenue	$ (361)	$ (4,420)	$ (4,961)	$ (4,900)
Cost of revenue		113	66	398
Gross loss		784	1,509	667
Selling, general and administrative expenses		20,605	10,797	11,652
Loss for the year		11,108	301
Operating activities		(18,479)	(11,494)	(4,647)
Investment activities		(2,123)	(17)	$ (455)
Parent [member]
Disocntinued Operation (Details) - Schedule of discontinued segment’s activity [Line Items]
Revenue		361	97
Cost of revenue		8,070	104
Gross loss		7,709	7
Selling, general and administrative expenses		3,134	294
Other expense		265
Loss for the year		11,108	301
Operating activities		989	60
Investment activities		(784)	(52)
Financing activities		(201)	(7)
Net cash provided by (used in) discontinued operations		$ 4	$ 1